FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

20.  FAIR VALUE MEASUREMENT

As of December 31, 2017, 2018 and 2019, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at December 31, 2017
		Quoted prices	Significant
	Total fair	in active	other	Significant
	value at	markets for	observable	unobservable
	December 31,	identical assets	inputs	inputs
	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	378,908	—	378,908	—

Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	—	100,000	—
Total	478,908	—	478,908	—

Contingent consideration payable	54,550	—	—	54,550
Total	54,550	—	—	54,550

		Fair value measurement
		at December 31, 2018
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	274,140	—	274,140	—

Short-term investments
Investment in targeted asset management plan with fixed rate (Note 6)	100,000	—	100,000	—
Total	374,140	—	374,140	—

			Fair value measurement
			at December 31, 2019
			Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	December 31,		assets	inputs	inputs
	2019		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Cash equivalents
Money market funds	312,635	44,907	—	312,635	—

Time deposits	23,849	3,426	—	23,849	—

Total	336,484	48,333	—	336,484	—

The Group measured the fair value of its investment in targeted asset management plan with fixed rate, money market funds and time deposits based on alternative pricing sources and models utilizing market observable inputs and has classified those as level 2 measurement.

The Group has measured the contingent consideration payable with respect to the acquisition of Qufan in the year ended December 31, 2016 at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2017. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

			Estimation as of
	Valuation	Unobservable	December	Change in
	techniques	inputs	31, 2017	unobservable inputs	Change in fair value
Contingent consideration payable	Monte Carlo simulation technique	Spot value of net income	31,698	Increase / (decrease)	Increase / (decrease)
		Volatility of net income	10.00%	Increase / (decrease)	(Decrease) / increase
		Expected annual growth rate of net income	0.00%	Increase / (decrease)	Increase / (decrease)
		Discount factor	0.95	Increase / (decrease)	(Decrease) / increase

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2017 and 2018:

Contingent consideration payable
RMB

Balance as of December 31, 2016	52,240
Recognized during the year	2,310
Balance as of December 31, 2017	54,550
Settled during the year	(54,550)
Balance as of December 31, 2018	—

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2017,  2018 and 2019.

The Group measures certain financial assets, including the investment under the measurement alternative method and equity method at fair value on a nonrecurring basis only if they were determined to be impaired on an other-than-temporary basis. The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value when an impairment charge is recognized.